Earnings (Loss) per share - Narrative (Details) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Potentially dilutive securities included in computation of earnings (loss) per share (in shares)		620,000
Anti-dilutive instruments excluded from computation of earnings (loss) per share (in shares)	500,000		620,000